Recurring Fair Value Measurements - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Nov. 26, 2020
Fair Value	$ 166,272,072	$ 166,243,614
Warrant liability	36,104,088	36,549,753	$ 36,549,753
U S Money Market [Member]
Fair Value	95	95
US Treasury Securities [Member]
Fair Value	$ 166,271,977	$ 166,243,519